Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Detailed Information about Intangible Assets

Acquired development programs
£’000s
Cost
At January 1, 2020	45,527

Disposals	(13,386)
Currency translation effects	864

At December 31, 2020	33,005
At December 31, 2021	33,005

Revisions to estimated value
At January 1, 2020	(1,071)

Revisions to estimated value	(286)

At December 31, 2020	(1,357)

Revisions to estimated value	2,373
Out-license of intangible asset	(9,457)

At December 31, 2021	(8,441)

Net book value
At January 1, 2020	44,456
At December 31, 2020	31,648

At December 31, 2021	24,564